                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium.... 1.25%
                  Administrative Expense Charge.........  .15%
                                                         -----
                  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE. 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).  0.53%   1.32%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                 Distribution           Acquired    Total
                                                                    and/or              Fund Fees  Annual     Fee Waiver
                                                     Management Service(12b-1)  Other      and    Operating and/or Expense
                                                        Fee          Fees      Expenses Expenses  Expenses  Reimbursement
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Growth Portfolio -- Class C             --         0.55%       0.02%    0.35%     0.92%          --
BlackRock High Yield Portfolio -- Class B               0.60%        0.25%       0.05%    0.01%     0.91%          --
Clarion Global Real Estate Portfolio -- Class B         0.60%        0.25%       0.06%      --      0.91%          --
ClearBridge Aggressive Growth Portfolio -- Class B      0.61%        0.25%       0.03%      --      0.89%          --
Harris Oakmark International Portfolio -- Class B       0.77%        0.25%       0.06%      --      1.08%        0.02%
Invesco Comstock Portfolio -- Class B                   0.57%        0.25%       0.03%      --      0.85%        0.02%
Invesco Small Cap Growth Portfolio -- Class B           0.85%        0.25%       0.02%      --      1.12%        0.01%
JPMorgan Core Bond Portfolio -- Class B                 0.55%        0.25%       0.09%      --      0.89%        0.13%
Loomis Sayles Global Markets Portfolio -- Class B       0.70%        0.25%       0.09%      --      1.04%          --
Lord Abbett Bond Debenture Portfolio -- Class B         0.51%        0.25%       0.03%      --      0.79%          --
Lord Abbett Mid Cap Value Portfolio -- Class B          0.65%        0.25%       0.04%    0.06%     1.00%        0.00%
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                                0.50%        0.25%       0.07%      --      0.82%        0.02%
MFS(R) Emerging Markets Equity Portfolio -- Class B     0.91%        0.25%       0.16%      --      1.32%        0.02%
MFS(R) Research International Portfolio -- Class B      0.68%        0.25%       0.07%      --      1.00%        0.05%

                                                     Net Total
                                                      Annual
                                                     Operating
                                                     Expenses
--------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Growth Portfolio -- Class C          0.92%
BlackRock High Yield Portfolio -- Class B              0.91%
Clarion Global Real Estate Portfolio -- Class B        0.91%
ClearBridge Aggressive Growth Portfolio -- Class B     0.89%
Harris Oakmark International Portfolio -- Class B      1.06%
Invesco Comstock Portfolio -- Class B                  0.83%
Invesco Small Cap Growth Portfolio -- Class B          1.11%
JPMorgan Core Bond Portfolio -- Class B                0.76%
Loomis Sayles Global Markets Portfolio -- Class B      1.04%
Lord Abbett Bond Debenture Portfolio -- Class B        0.79%
Lord Abbett Mid Cap Value Portfolio -- Class B         1.00%
Met/Franklin Low Duration Total Return Portfolio --
 Class B                                               0.80%
MFS(R) Emerging Markets Equity Portfolio -- Class B    1.30%
MFS(R) Research International Portfolio -- Class B     0.95%

                                                                      Distribution           Acquired    Total
                                                                         and/or              Fund Fees  Annual     Fee Waiver
                                                          Management Service(12b-1)  Other      and    Operating and/or Expense
                                                             Fee          Fees      Expenses Expenses  Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B          0.47%        0.25%       0.11%      --      0.83%          --
PIMCO Total Return Portfolio -- Class B                      0.48%        0.25%       0.03%      --      0.76%          --
Pioneer Fund Portfolio -- Class B                            0.64%        0.25%       0.04%      --      0.93%        0.03%
T. Rowe Price Large Cap Value Portfolio -- Class B           0.57%        0.25%       0.02%      --      0.84%          --
T. Rowe Price Mid Cap Growth Portfolio -- Class B            0.75%        0.25%       0.03%      --      1.03%          --
Third Avenue Small Cap Value Portfolio -- Class B            0.74%        0.25%       0.03%      --      1.02%        0.01%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio -- Class B     0.81%        0.25%       0.10%      --      1.16%        0.10%
Barclays Aggregate Bond Index Portfolio -- Class G           0.25%        0.30%       0.04%      --      0.59%        0.01%
BlackRock Money Market Portfolio -- Class B                  0.33%        0.25%       0.02%      --      0.60%        0.01%
Davis Venture Value Portfolio -- Class E                     0.70%        0.15%       0.03%      --      0.88%        0.05%
Frontier Mid Cap Growth Portfolio -- Class B                 0.73%        0.25%       0.05%      --      1.03%        0.02%
Jennison Growth Portfolio -- Class B                         0.61%        0.25%       0.03%      --      0.89%        0.07%
Met/Artisan Mid Cap Value Portfolio -- Class B               0.81%        0.25%       0.04%      --      1.10%          --
Met/Dimensional International Small Company
 Portfolio -- Class B                                        0.81%        0.25%       0.17%      --      1.23%        0.01%
MetLife Mid Cap Stock Index Portfolio -- Class G             0.25%        0.30%       0.07%    0.02%     0.64%        0.00%
MetLife Stock Index Portfolio -- Class B                     0.25%        0.25%       0.03%      --      0.53%        0.01%
MFS(R) Value Portfolio -- Class B                            0.70%        0.25%       0.03%      --      0.98%        0.13%
MSCI EAFE(R) Index Portfolio -- Class G                      0.30%        0.30%       0.11%    0.01%     0.72%        0.00%
Neuberger Berman Genesis Portfolio -- Class B                0.82%        0.25%       0.04%      --      1.11%        0.01%
Russell 2000(R) Index Portfolio -- Class G                   0.25%        0.30%       0.08%    0.09%     0.72%        0.00%
T. Rowe Price Large Cap Growth Portfolio -- Class B          0.60%        0.25%       0.04%      --      0.89%        0.01%
Western Asset Management U.S. Government
 Portfolio -- Class B                                        0.47%        0.25%       0.03%      --      0.75%        0.02%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio --
 Class C                                                     0.06%        0.55%       0.01%    0.38%     1.00%          --
American Funds(R) Growth Allocation Portfolio --
 Class C                                                     0.07%        0.55%       0.01%    0.38%     1.01%          --
American Funds(R) Moderate Allocation Portfolio --
 Class C                                                     0.06%        0.55%       0.01%    0.37%     0.99%          --
MetLife Aggressive Strategy Portfolio -- Class B             0.09%        0.25%       0.01%    0.72%     1.07%          --
MetLife Balanced Strategy Portfolio -- Class B               0.05%        0.25%       0.01%    0.65%     0.96%          --
MetLife Defensive Strategy Portfolio -- Class B              0.06%        0.25%       0.01%    0.58%     0.90%          --
MetLife Growth Strategy Portfolio -- Class B                 0.06%        0.25%         --     0.69%     1.00%          --
MetLife Moderate Strategy Portfolio -- Class B               0.06%        0.25%         --     0.60%     0.91%          --
SSgA Growth and Income ETF Portfolio -- Class B              0.31%        0.25%       0.01%    0.24%     0.81%          --
SSgA Growth ETF Portfolio -- Class B                         0.32%        0.25%       0.03%    0.25%     0.85%          --

                                                          Net Total
                                                           Annual
                                                          Operating
                                                          Expenses
-------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B         0.83%
PIMCO Total Return Portfolio -- Class B                     0.76%
Pioneer Fund Portfolio -- Class B                           0.90%
T. Rowe Price Large Cap Value Portfolio -- Class B          0.84%
T. Rowe Price Mid Cap Growth Portfolio -- Class B           1.03%
Third Avenue Small Cap Value Portfolio -- Class B           1.01%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio -- Class B    1.06%
Barclays Aggregate Bond Index Portfolio -- Class G          0.58%
BlackRock Money Market Portfolio -- Class B                 0.59%
Davis Venture Value Portfolio -- Class E                    0.83%
Frontier Mid Cap Growth Portfolio -- Class B                1.01%
Jennison Growth Portfolio -- Class B                        0.82%
Met/Artisan Mid Cap Value Portfolio -- Class B              1.10%
Met/Dimensional International Small Company
 Portfolio -- Class B                                       1.22%
MetLife Mid Cap Stock Index Portfolio -- Class G            0.64%
MetLife Stock Index Portfolio -- Class B                    0.52%
MFS(R) Value Portfolio -- Class B                           0.85%
MSCI EAFE(R) Index Portfolio -- Class G                     0.72%
Neuberger Berman Genesis Portfolio -- Class B               1.10%
Russell 2000(R) Index Portfolio -- Class G                  0.72%
T. Rowe Price Large Cap Growth Portfolio -- Class B         0.88%
Western Asset Management U.S. Government
 Portfolio -- Class B                                       0.73%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation Portfolio --
 Class C                                                    1.00%
American Funds(R) Growth Allocation Portfolio --
 Class C                                                    1.01%
American Funds(R) Moderate Allocation Portfolio --
 Class C                                                    0.99%
MetLife Aggressive Strategy Portfolio -- Class B            1.07%
MetLife Balanced Strategy Portfolio -- Class B              0.96%
MetLife Defensive Strategy Portfolio -- Class B             0.90%
MetLife Growth Strategy Portfolio -- Class B                1.00%
MetLife Moderate Strategy Portfolio -- Class B              0.91%
SSgA Growth and Income ETF Portfolio -- Class B             0.81%
SSgA Growth ETF Portfolio -- Class B                        0.85%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments. You choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month. We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days' notice to us. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

 American Funds(R) Growth Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio
 ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
   Aggressive Growth Portfolio)
 Harris Oakmark International Portfolio
 Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) Invesco Small Cap Growth Portfolio
 JPMorgan Core Bond Portfolio (formerly American Funds(R) Bond Portfolio) Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

 Baillie Gifford International Stock Portfolio
 Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate
   Bond Index Portfolio) (Class G)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Frontier Mid Cap Growth Portfolio
 Jennison Growth Portfolio
 Met/Artisan Mid Cap Value Portfolio
 Met/Dimensional International Small Company Portfolio
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio
 MFS(R) Value Portfolio
 MSCI EAFE(R) Index Portfolio (Class G)
 Neuberger Berman Genesis Portfolio
 Russell 2000(R) Index Portfolio (Class G)
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

 American Funds(R) Balanced Allocation Portfolio (Class C)
 American Funds(R) Growth Allocation Portfolio (Class C)
 American Funds(R) Moderate Allocation Portfolio (Class C)
 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Baillie Gifford International Stock Portfolio, Met/Dimensional International Small Company Portfolio, MSCI EAFE Index Portfolio, Neuberger Berman Genesis Portfolio and Russell 2000 Index Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were: (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contract. We do not accommodate frequent transfers in any investment portfolio and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.

In addition, owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

OTHER INFORMATION

THE SEPARATE ACCOUNT

The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile, (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


INVESTMENT PORTFOLIO   INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------
MET INVESTORS SERIES
TRUST
American Funds(R)      Seeks to achieve       MetLife Advisers, LLC; Capital
Growth Portfolio --    growth of capital.     Research and Management
Class C                                       Company

BlackRock High Yield   Seeks to maximize      MetLife Advisers, LLC Subadviser:
Portfolio -- Class B   total return,          BlackRock Financial Management,
                       consistent with        Inc.
                       income generation and
                       prudent investment
                       management.

Clarion Global Real    Seeks total return     MetLife Advisers, LLC Subadviser:
Estate Portfolio --    through investment in  CBRE Clarion Securities LLC
Class B                real estate
                       securities,
                       emphasizing both
                       capital appreciation
                       and current income.

ClearBridge            Seeks capital          MetLife Advisers, LLC Subadviser:
Aggressive Growth      appreciation.          ClearBridge Investments, LLC
Portfolio -- Class B

Harris Oakmark         Seeks long-term        MetLife Advisers, LLC Subadviser:
International          capital appreciation.  Harris Associates L.P.
Portfolio -- Class B

Invesco Comstock       Seeks capital growth   MetLife Advisers, LLC Subadviser:
Portfolio -- Class B   and income.            Invesco Advisers, Inc.

Invesco Small Cap      Seeks long-term        MetLife Advisers, LLC Subadviser:
Growth Portfolio --    growth of capital.     Invesco Advisers, Inc.
Class B

JPMorgan Core Bond     Seeks to maximize      MetLife Advisers, LLC Subadviser:
Portfolio -- Class B   total return.          J.P. Morgan Investment
                                              Management Inc.

Loomis Sayles Global   Seeks high total       MetLife Advisers, LLC Subadviser:
Markets Portfolio --   investment return      Loomis, Sayles & Company, L.P.
Class B                through a combination
                       of capital
                       appreciation and
                       income.

Lord Abbett Bond       Seeks high current     MetLife Advisers, LLC Subadviser:
Debenture Portfolio    income and the         Lord, Abbett & Co. LLC
-- Class B             opportunity for
                       capital appreciation
                       to produce a high
                       total return.

Lord Abbett Mid Cap    Seeks capital          MetLife Advisers, LLC Subadviser:
Value Portfolio --     appreciation through   Lord, Abbett & Co. LLC
Class B                investments,
                       primarily in equity
                       securities, which are
                       believed to be
                       undervalued in the
                       marketplace.

Met/Franklin Low       Seeks a high level of  MetLife Advisers, LLC Subadviser:
Duration Total Return  current income, while  Franklin Advisers, Inc.
Portfolio -- Class B   seeking preservation
                       of shareholders'
                       capital.

MFS(R) Emerging        Seeks capital          MetLife Advisers, LLC Subadviser:
Markets Equity         appreciation.          Massachusetts Financial Services
Portfolio -- Class B                          Company

MFS(R) Research        Seeks capital          MetLife Advisers, LLC Subadviser:
International          appreciation.          Massachusetts Financial Services
Portfolio -- Class B                          Company

 INVESTMENT PORTFOLIO INVESTMENT OBJECTIVE    INVESTMENT ADVISER/SUBADVISER
 ------------------------------------------------------------------------------
 PIMCO Inflation      Seeks maximum real   MetLife Advisers, LLC Subadviser:
 Protected Bond       return, consistent   Pacific Investment Management
 Portfolio -- Class B with preservation    Company LLC
                      of capital and
                      prudent investment
                      management.

 PIMCO Total Return   Seeks maximum total  MetLife Advisers, LLC Subadviser:
 Portfolio -- Class B return, consistent   Pacific Investment Management
                      with the             Company LLC
                      preservation of
                      capital and prudent
                      investment
                      management.

 Pioneer Fund         Seeks reasonable     MetLife Advisers, LLC Subadviser:
 Portfolio -- Class B income and capital   Pioneer Investment Management,
                      growth.              Inc.

 T. Rowe Price Large  Seeks long-term      MetLife Advisers, LLC Subadviser:
 Cap Value Portfolio  capital              T. Rowe Price Associates, Inc.
 -- Class B           appreciation by
                      investing in common
                      stocks believed to
                      be undervalued.
                      Income is a
                      secondary objective.

 T. Rowe Price Mid    Seeks long-term      MetLife Advisers, LLC Subadviser:
 Cap Growth           growth of capital.   T. Rowe Price Associates, Inc.
 Portfolio -- Class B

 Third Avenue Small   Seeks long-term      MetLife Advisers, LLC Subadviser:
 Cap Value Portfolio  capital              Third Avenue Management LLC
 -- Class B           appreciation.
 METROPOLITAN SERIES FUND

 Baillie Gifford      Seeks long-term      MetLife Advisers, LLC Subadviser:
 International Stock  growth of capital.   Baillie Gifford Overseas Limited
 Portfolio -- Class B

 Barclays Aggregate   Seeks to track the   MetLife Advisers, LLC Subadviser:
 Bond Index           performance of the   MetLife Investment Management,
 Portfolio -- Class G Barclays U.S.        LLC
                      Aggregate Bond
                      Index.

 BlackRock Money      Seeks a high level   MetLife Advisers, LLC Subadviser:
 Market Portfolio --  of current income    BlackRock Advisors, LLC
 Class B              consistent with
                      preservation of
                      capital.

 Davis Venture Value  Seeks growth of      MetLife Advisers, LLC Subadviser:
 Portfolio -- Class E capital.             Davis Selected Advisers, L.P.

 Frontier Mid Cap     Seeks maximum        MetLife Advisers, LLC Subadviser:
 Growth Portfolio --  capital              Frontier Capital Management
 Class B              appreciation.        Company, LLC

 Jennison Growth      Seeks long-term      MetLife Advisers, LLC Subadviser:
 Portfolio -- Class B growth of capital.   Jennison Associates LLC

 Met/Artisan Mid Cap  Seeks long-term      MetLife Advisers, LLC Subadviser:
 Value Portfolio --   capital growth.      Artisan Partners Limited Partnership
 Class B

 Met/Dimensional      Seeks long-term      MetLife Advisers, LLC Subadviser:
 International Small  capital              Dimensional Fund Advisors LP
 Company Portfolio    appreciation.
 -- Class B

 MetLife Mid Cap      Seeks to track the   MetLife Advisers, LLC Subadviser:
 Stock Index          performance of the   MetLife Investment Management,
 Portfolio -- Class G Standard & Poor's    LLC
                      MidCap 400(R)
                      Composite Stock
                      Price Index.

 MetLife Stock Index  Seeks to track the   MetLife Advisers, LLC Subadviser:
 Portfolio -- Class B performance of the   MetLife Investment Management,
                      Standard & Poor's    LLC
                      500(R) Composite
                      Stock Price Index.

 MFS(R) Value         Seeks capital        MetLife Advisers, LLC Subadviser:
 Portfolio -- Class B appreciation.        Massachusetts Financial Services
                                           Company

 MSCI EAFE(R) Index   Seeks to track the   MetLife Advisers, LLC Subadviser:
 Portfolio -- Class G performance of the   MetLife Investment Management,
                      MSCI EAFE(R) Index.  LLC

INVESTMENT PORTFOLIO   INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------
Neuberger Berman       Seeks high total       MetLife Advisers, LLC Subadviser:
Genesis Portfolio --   return, consisting     Neuberger Berman Management
Class B                principally of         LLC
                       capital appreciation.

Russell 2000(R) Index  Seeks to track the     MetLife Advisers, LLC Subadviser:
Portfolio -- Class G   performance of the     MetLife Investment Management,
                       Russell 2000(R) Index. LLC

T. Rowe Price Large    Seeks long-term        MetLife Advisers, LLC Subadviser:
Cap Growth Portfolio   growth of capital      T. Rowe Price Associates, Inc.
-- Class B             and, secondarily,
                       dividend income.

Western Asset          Seeks to maximize      MetLife Advisers, LLC Subadviser:
Management U.S.        total return           Western Asset Management
Government Portfolio   consistent with        Company
-- Class B             preservation of
                       capital and
                       maintenance of
                       liquidity.


MET INVESTORS SERIES
TRUST

American Funds(R)      Seeks a balance        MetLife Advisers, LLC
Balanced Allocation    between a high level
Portfolio -- Class C   of current income and
                       growth of capital,
                       with a greater
                       emphasis on growth of
                       capital.

American Funds(R)      Seeks growth of        MetLife Advisers, LLC
Growth Allocation      capital.
Portfolio -- Class C

American Funds(R)      Seeks a high total     MetLife Advisers, LLC
Moderate Allocation    return in the form of
Portfolio -- Class C   income and growth of
                       capital, with a
                       greater emphasis on
                       income.

MetLife Aggressive     Seeks growth of        MetLife Advisers, LLC
Strategy Portfolio --  capital.
Class B

MetLife Balanced       Seeks to provide a     MetLife Advisers, LLC
Strategy Portfolio --  balance between a
Class B                high level of current
                       income and growth of
                       capital with a
                       greater emphasis on
                       growth of capital.

MetLife Defensive      Seeks to provide a     MetLife Advisers, LLC
Strategy Portfolio --  high level of current
Class B                income with growth of
                       capital, a secondary
                       objective.

MetLife Growth         Seeks to provide       MetLife Advisers, LLC
Strategy Portfolio --  growth of capital.
Class B

MetLife Moderate       Seeks to provide a     MetLife Advisers, LLC
Strategy Portfolio --  high total return in
Class B                the form of income
                       and growth of
                       capital, with a
                       greater emphasis on
                       income.

SSgA Growth and        Seeks growth of        MetLife Advisers, LLC Subadviser:
Income ETF Portfolio   capital and income.    SSgA Funds Management, Inc.
-- Class B

SSgA Growth ETF        Seeks growth of        MetLife Advisers, LLC Subadviser:
Portfolio -- Class B   capital.               SSgA Funds Management, Inc.